UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
July 18, 2015 to August 17, 2015

Commission File Number of Issuing entity:	333-180779-09

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-180779

MORGAN STANLEY CAPITAL I INC.
(Exact name of depositor as specified in its charter)

Morgan Stanley Mortgage Capital Holdings LLC
Bank of America, National Association
CIBC Inc.
(Exact name of sponsors as specified in their charters

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

47-1160146
47-1173459
47-1185448
47-6315532
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7466
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☑
A-2	☐	☐	☑
A-SB	☐	☐	☑
A-3	☐	☐	☑
A-4	☐	☐	☑
A-5	☐	☐	☑
X-A	☐	☐	☑
A-S	☐	☐	☑
B	☐	☐	☑
PST	☐	☐	☑
C	☐	☐	☑

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☑ No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On August 17, 2015 a distribution was made to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, or CIBC Inc. and held by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from July 18, 2015 to August 17, 2015. Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on August 13, 2015. The CIK Number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557. Bank of America, National Association filed its most recent Form ABS-15G on August 07, 2015. The CIK Number of Bank of America, National Association is 0001102113. CIBC Inc. filed its most recent Form ABS-15G on August 14, 2015. The CIK Number of CIBC Inc. is 0001548567.

PART II - OTHER INFORMATION

Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts. The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo. The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.

Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above with the most substantial case being: BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 794 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S Bank National Association, No. 14-cv-9401 (S.D.N.Y.). Some of the trusts implicated in the aforementioned Blackrock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.

There can be no assurance as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 6. Significant Obligors of Pool Assets.
The Arundel Mills & Marketplace Mortgage Loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16.

Based on the borrower's operating statement as of March 31, 2015, Loan 300801018 (ProSupp ID 1, The Arundel Mills & Marketplace Mortgage Loan) has a Net Operating Income of $11,890,734.00.
Item 8. Other Information
Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date: July 17,2015	$0.00
Current Distribution Date: August 17,2015	$0.00

*REO Account Balance
Prior Distribution Date: July 17,2015	$0.00
Current Distribution Date: August 17,2015	$0.00

*As provided by the Special Servicer

U.S. Bank National Association, in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date: July 17,2015	$0.00
Current Distribution Date: August 17,2015	$0.00

Interest Reserve Account Balance
Prior Distribution Date: July 17,2015	$0.00
Current Distribution Date: August 17,2015	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date: July 17,2015	$0.00
Current Distribution Date: August 17,2015	$0.00

TA Unused Fees Account Balance
Prior Distribution Date: July 17,2015	$0.00
Current Distribution Date: August 17,2015	$0.00

Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16, relating to the August 17, 2015 distribution.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MORGAN STANLEY CAPITAL I INC.
(Depositor)

Date: August 28, 2015	/s/ Stephen Holmes
Name: Stephen Holmes
Title: Authorized Signatory

EXHIBIT INDEX

Exhibit Number	Exhibit
Exhibit 99.1	Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16, relating to the August 17, 2015 distribution.